Shareholder Report, Average Annual Return (Details) 195365_Hardman Johnston International Growth Fund_Retail Shares_TSR Annual {Retail Shares}	12 Months Ended	60 Months Ended	85 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Retail Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Retail Shares
Average Annual Return, Percent	36.92%	8.82%	8.12%
MSCI ACWI ex USA Net Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Net Index (USD)
Average Annual Return, Percent	24.93%	11.18%	7.97%
MSCI EAFE Net Index (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net Index (USD)
Average Annual Return, Percent	23.03%	12.33%	8.02%